DISTRIBUTION OF PROFITS	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
DISTRIBUTION OF PROFITS
20.	DISTRIBUTION OF PROFITS

All subsidiaries incorporated in Macau are required to set aside a minimum of 10% to 25% of the entity’s profit after taxation to the legal reserve until the balance of the legal reserve reaches a level equivalent to 25% to 50% of the entity’s share capital in accordance with the provisions of the Macau Commercial Code. The legal reserve sets aside an amount from the subsidiaries’ statements of operations and is not available for distribution to the shareholders of the subsidiaries. The appropriation of legal reserve is recorded in the subsidiaries’ financial statements in the year in which it is approved by the Board of Directors of the relevant subsidiaries. As of December 31, 2014 and 2013, the balance of the reserve amounted to $31,202 and $31,201, respectively.

The 2011 Credit Facilities contain restrictions which apply on and from June 30, 2011 on paying dividends to the Company or persons who are not members of the 2011 Borrowing Group, unless certain financial tests and conditions are satisfied. Dividends may be paid from (i) excess cash flow as defined in the 2011 Credit Facilities generated by the 2011 Borrowing Group subject to compliance with the financial covenants under the 2011 Credit Facilities; or (ii) cash held by the 2011 Borrowing Group in an amount not exceeding the aggregate cash and cash equivalents investments of the 2011 Borrowing Group as at June 30, 2011 subject to a certain amount of cash and cash equivalents being retained for operating purposes and, in either case, there being no event of default continuing or likely to occur under the 2011 Credit Facilities as a result of making such payment.

The indenture governing the 2013 Senior Notes and the 2010 Senior Notes contain certain covenants that, subject to certain exceptions and conditions, restrict the payment of dividends for MCE Finance and its respective restricted subsidiaries.

The indenture governing the Studio City Notes also contain certain covenants that, subject to certain exceptions and conditions, restrict the payment of dividends for Studio City Finance and its restricted subsidiaries.

The Studio City Project Facility contains certain covenants that, subject to certain exceptions and conditions, restrict the payment of dividends for Studio City Investments and its restricted subsidiaries.